Loan #1	Loan #2	Recovco ID	Project Name	Pool	Guideline Grade (Non-ComplianceEase)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Collection Notes As-Of Date	Collection Notes Commencement Date	Reason for Default	Willingness to Pay	Ability to Pay	Servicer Rating	Current Occupancy	Previous Resolution Type	Previous Resolution Success	Resolution Recommendation	Current Legal Status	Collections Comments	Currently in Foreclosure?	Current Foreclosure Status	Referral Date	Foreclosure Sale Date	Foreclosure Comments	Foreclosure Delay/Obstruction Start Date	Foreclosure Delay/Obstruction Reason	Foreclosure Delay/Obstruction Reason 2	Foreclosure Issues with Proof Of Standing Indicator	Foreclosure Plaintiff Name	Foreclosure Last Step Date	Foreclosure Projected Step	Foreclosure Projected Step Date	Foreclosure NOI Date	Foreclosure NOI Lender	Conveyed to HUD Indicator	Date Conveyed to HUD	Date of FC Deed	FC Deed Name	S&C Filing Date	Foreclosure Service Date	Foreclosure Judgment Hearing Date	Foreclosure Judgment Entered Date	Scheduled Foreclosure Sale Date	Foreclosure Redemption Expiration Date	Foreclosure Bid Amount	Foreclosure Contested Indicator	Foreclosure Contested Start Date	Foreclosure - Borrower Has Attorney Representation Indicator	Foreclosure Attorney	Foreclosure Attorney Phone	Lien Position per Title Review	Current Occupancy	Date Property First Showed Vacant	Is REO Active?	Reo Start Date	REO Status	Current Occupancy - Short Version	Current Value Form Type	Current Value	Current Value Date	Is Property Currently Listed?	List Price	First Listed Date	Broker Company	Broker Name	Broker Phone	Broker Email	REO Comments	Bankruptcy (Post-Loan Origination)?	Current Bankruptcy Status	Current Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Chapter	Bankruptcy POC Amount	Bankruptcy Motion Filed Date	Current Bankruptcy Cram Down Amount	Bankruptcy Discharge Date	Bankruptcy Comments
		RDZOOE0EENY	NRMLT 2018-3 – Servicing	NRZ 26.3 - Servicing	3: Curable	* Evidence of Property Damage (Lvl 3) "Property damage was noted per comments on 6/13/18, 2 checks issued to repair damage in the amount of $4098.55 and $69443.80."			6/20/2018	6/21/2016	Divorce / Marital Problems	Good	Good	Meets Expectations	Vacant	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Talked to borrower noted on 5/3/18 reset online password to make payment and avoid over the phone payment fee. • Default: Collection • Litigation: None Known • Title Issues: None Known • Property Condition: Property is vacant damaged noted XXX condition of property is damaged noted 6/13/18 regarding hurricane on XXX Two checks provided in the amount of $4098.55 and $69443.80 • Other: Reason for default is marital difficulties/divorce noted on XXX Borrower applied for and was approved for a modification.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Vacant	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		PZAH3B3ZHE3	NRMLT 2018-3 – Servicing	NRZ 26 - Servicing	3: Curable	* Evidence of Property Damage (Lvl 3) "Servicing notes XXX FEMA declared disaster loan. XXX inspection found roof damage, no dollar amount to cure, or additional details provided. Comments 8/31/2016 the borrower stated he called the insurance agency for 3 years about roof damage. It is not clear if this is the same damage. Exterior visual inspections prior to the above comments 7/25/2016 and after 10/29/2017 noted the property as in poor condition but no maintenance recommended or violations identified."			6/18/2018	6/1/2006	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Occupied by Unknown Party	Modification (Permanent)	No	Payment Arrangement	Payment Plan	Borrower Contact: The last known contact was 06/18/2018 Default: RFD per servicing notes 6/19/2017 was illness of principal mortgagor. Litigation: There was no known Litigation identified in the servicing comments. Title Issues: There was no known Title Issues identified in the servicing comments. Property Condition: Servicing notes 9/10/2017 FEMA declared disaster loan. 11/28/2017 inspection found roof damage, no dollar amount to cure, or additional details provided. Comments 8/31/2016 the borrower stated he called the insurance agency for 3 years about roof damage. It is not clear if this is the same damage. Exterior visual inspections prior to the above comments 7/25/2016 and after 10/29/2017 noted the property as in poor condition but no maintenance recommended or violations identified. Other: n/a	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		OZKMC35DAVH	NRMLT 2018-3 – Servicing	NRZ 29 - Servicing	3: Curable	* Evidence of Property Damage (Lvl 3) "Occupied Property Damage Report indicates damage on 02/20/2018, exterior door."	* No Borrower Contact Evident (Lvl 2) "No verbal communication with borrower within the past 2 years."		5/30/2018	5/5/2016	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Performing	• Borrower Contact: No verbal communication with borrower within the past 2 years. • Default: Collections • Litigation: None known • Title Issues: None Known • Property Condition: property is occupied, condition of property unknown, • Other: Reason for default is unavailable. Borrower is approved for streamline trial payment plan awaiting first payment. UpdatedServicing Review: • Borrower Contact: The last contact with borrower is unknown. Servicer attempted to contact borrower via: manual calls, dialer, skip, door knocker and written communication. • Default: Per the servicing comments as of 06/27/18 the loan was due for 07/01/18 payment, the reason for default is unknown. • Litigation: Per the servicing comments as of 06/27/18 the loan wasn't in any type of litigation. • Title Issues: Per the servicing comments there are no know title issues as of 06/27/18. • Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are comments indicating damage to the property, exterior door. The loan is current.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		TYX4DXNXPRO	NRMLT 2018-3 – Servicing	NRZ 29.2 - Servicing	3: Curable	* Evidence of Property Damage (Lvl 3) "Property damage noted on 11/27/17 from Texas windstorm, extent of damage or cost or repairs not provided in comments."			5/18/2018	5/4/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Not Applicable	Performing	•Borrower Contact: The last contact with borrower was 5/14/18. Servicer attempted to contact borrower via: manual calls and written communication. •Default: Per the tape the loan is current and due for 07/01/2018. •Litigation: None Known •Title Issues: None Known •Property Condition: Property is owner occupied, property is damaged noted on11/27/17 from texas windstorm, extent of damage not provided. •Other: RFD: Curtailment of income. Borrower was approved for mod and final doc were sent 05/07/2018.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		VET14VJ5CKB	NRMLT 2018-3 – Servicing	NRZ 26.3 - Servicing	3: Curable	* Evidence of Property Damage (Lvl 3) "Property impact noted on 4/12/18, no servicing comments providing extent of damage or cost of repairs."			6/20/2018	7/5/2016	Unemployment / Decreased Income	Good	Good	Meets Expectations	Owner (or Former): Primary Home	Modification (Temporary)	Yes	Not Applicable	Performing	• Borrower Contact: Borrower noted on 5/17/18 borrower called in confirmed account reinstated and borrower confirmed no longer interested in modification. Advised to submit to LEO to close out case, no additional questions. • Default: Collection • Litigation: None Known • Title Issues: None Known • Property Condition: Property is occupied, property disaster impact noted on 4/12/18, extent of damage or cost of repairs not provided. • Other: Reason for default is curtailment of income noted on 4/12/18. Customer is current.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		IQSA5D2K2UR	NRMLT 2018-3 – Servicing	NRZ 29 - Servicing	3: Curable	* Evidence of Property Damage (Lvl 3) "·9/12/17 service note reflects damage to roof shingles of fading and curling, no cost to cure provided."			5/22/2018	5/3/2016	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Modification	Performing	• Borrower Contact: Last Borrower contact XXX Service notes reflect Borrower called indicated she was informed property was sold by/to XXX. • Default: Collections > 120. • Litigation: No issues identified. • Title Issues: No issues identified. • Property Condition: Occupied. Servicing notes reflect property inspection XXX property condition listed as average. Data notes reflect a BPO value of XXX on XXX NPV reflected in notes XXX IAO XXX • Other: XXX service note reflects damage to roof shingles of XX and curling, no cost to cure provided. Data information reflects due for XXX and prior modification on XXX · Service notes 5/3/2018 reflect modification complete with first mod payment due on XXX XXX service note reflects individual state he purchased home at sale and was concerned it was a scam. XXX note reflects FC stop confirmed. Service notes since inception reflects multiple prior mod/payment arrangements that were never kept. Service notes reflect Borrower as chronic delinquent. Updated Servicing Review: • Borrower Contact: The last contact with borrower was XXX Servicer attempted to contact borrower via: manual calls, door knocks and written communication. • Default: Per the servicing comments as of XXX the loan was due for XXX payment, the reason for default is unknown. • Litigation: Per the servicing comments as of XXX the loan wasn't in any type of litigation. • Title Issues: Per the servicing comments there are no know title issues as of XXX • Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are comments indicating the property damage. • Other: Servicing comments reflect a BPO value of XXX on XXX NPV reflected in notes XXX IAO XXX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		XOWS1Z2D0IL	NRMLT 2018-3 – Servicing	NRZ 23 - Servicing	3: Curable	* Evidence of Property Damage (Lvl 3) "Servicing comments dated 03/15/2017 mention a loss draft claim filed by borrower. DOL was on XXX No comments about the extent of the damage to property. Also, no exact amount needed for repairs to be completed."			5/18/2018	5/19/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Not Applicable	Performing	Borrower Contact:: Borrower called in on 05/18/2018 to inquire about modification terms. Default: Collections Litigation: None known Title Issues: None known Property Condition: Property damage noted in servicing comments dated 02/02/2017. The extent of damage or cost of repairs not provided in comments. Other: Reason for default is excessive obligations noted on 4/13/17 having financial problem and account is overdrawn. Applied for and approved for modification.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5ZP1XTZMJ41	NRMLT 2018-3 – Servicing	NRZ-21	3: Curable	* Evidence of Property Damage (Lvl 3)	* Transmittal (1008) is Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "Downgraded as APR compliance review not required."
* Prepayment Rider Missing (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Application Missing (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Review not required outside statute of limitation."
* Loan program disclosure missing or unexecuted (Lvl 2)
* Appraisal not dated (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not required."
* Missing Appraisal (Lvl 2)
							* Missing credit report (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	6/18/2018	6/1/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Modification	Collections	Status: Loan modified 12/1/2017. Borrower Contact: Per comments 9/14/17, Borrower returned call, Hazard Loss documentation required Default: Comment 6/18/218 past due statement generated Past due $1651.27 current due $825.88 Title Issues: None Identified Litigation: None Identified Property Condition: Per comments 7/26/16, Hazard Loss Claim, Hail damage, advised repairs should be completed in one day, Occupied Other: Comment 6/14/2018 Claim aged over 130 days, requested drive by inspection to verify property is not demolished, vacant or vandalized. Inspection previously order 4/12/2018 canceled by homeowner, email sent to non registered borrower regarding inspection cancellation.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
B043GBLHWP5	NRMLT 2018-3 – Servicing	NRZ-21	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2)
* Evidence of Deceased Borrower(s) (Lvl 2)     "Per Comments dated 8/22/17- Requested Death certificate Per Comments dated 8/18/17- Obituary document received. Borrower deceased as of XXX
* Not all borrowers signed HUD (Lvl 2)
* Settlement date is different from note date (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* TIL not hand dated (Lvl 2)
							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	6/20/2018	9/1/2015	Death of Borrower	Average	Average	Meets Expectations	Occupied by Unknown Party	None	Not Applicable	Modification	Performing	Loan Status: due date 7/1/2018 Borrower Contact: 5/21/2018 Default: Current Litigation: No Title Issues: No Property Condition: Occupied by son of borrower, XXXX. Other: Per comments dated 4/25/2018 - loan reinstated. Per comments dated 5/21/2018- Schedule payment.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
BITPKFV2ELH	NRMLT 2018-3 – Servicing	NRZ-21	2: Acceptable with Warnings	* Missing credit report (Lvl 2)
* Application Missing (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "Review not required outside statute of limitations."
* Missing Appraisal (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Review not required outside statute of limitations."
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
							* Appraisal not dated (Lvl 2)	* ComplianceEase RESPA Test Incomplete (Lvl 1)	6/15/2018	9/8/2015	Unavailable	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Bankruptcy Payment Plan	Yes	Payment Arrangement	Bankruptcy-Current	• Borrower Contact: Last Borrower contact XXX Service notes reflect Borrower contact about promise to pay by XXX • Default: Bankruptcy. • Litigation: No issues identified. • Title Issues: No issues identified. • Property Condition: Occupied. Servicing notes reflect property inspection on XXX Data notes reflect a BPO value of XXX on XXX • Other: None. Data information reflects due for XXX and prior modification on XXX · 6/6/2018 notes reflect Borrower stated BK has been discharged and servicer reply they had not been notified. XXX note reflects RFD is curtailment of income and excessive obligations. Service notes also reflect Borrower rejected trial payment modification attempt by servicer.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Unavailable	Unavailable	XXX	Chapter 13	Unavailable	Unavailable	Not Applicable	Unavailable	BK details not in servicing comments. XXX notes reflect Borrower stated BK has been discharged and servicer reply they had not been notified.
IYR5RDL5GBI	NRMLT 2018-3 – Servicing	NRZ-21	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Review not required outside statute of limitations."
* Application Missing (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Missing Appraisal (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Final TIL Missing or Not Executed (Lvl 2)     "Downgraded as APR compliance review not required outside statute of limitations."
* Appraisal not dated (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Right of Rescission missing or unexecuted (Lvl 2)
* Prepayment Rider Missing (Lvl 2)
* Missing credit report (Lvl 2)
							* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Review not required outside statute of limitations."	* ComplianceEase RESPA Test Incomplete (Lvl 1)	6/14/2018	9/30/2015	Unemployment / Decreased Income	Average	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections	• Borrower Contact: Last Borrower contact 6/14/2018. Service notes reflect Borrower contact and payment made. • Default: Collections. • Litigation: No issues identified. • Title Issues: No issues identified. • Property Condition: Occupied. Servicing notes reflect property inspection on 4/18/2018. Data notes reflect a BPO value of $167,000 on 3/3/2018. • Other: None. Data information reflects due for 6/1/2018 and recent modification completed on XXX · 6/14/2018 notes reflect Borrower first post modification payment made. 5/17/2018 reflects mod review complete. 4/19/2018 notes reflect trial payments for mod complete.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		YK013QKID4C	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	2: Acceptable with Warnings		* Evidence of Deceased Borrower(s) (Lvl 2) "The servicing comments do not reference a specific date of death for the borrower, the date provided of XXX is the date of the first comment noting the death of the primary borrower."		6/21/2018	4/11/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Not Applicable	Performing	• Borrower Contact: The last noted contact with the Borrower was on 6/8/2018 and at that time, the -Borrower made a promise to pay of $839 for the June payment. • Default: The comments report the loan is current as of 6/21/2018. The last PTP was made on 6/8/2018. The loan was in default and brought current on 4/24/2018 per comments on 4/18/2018 noting the PTP amount of $2,389. • Litigation: None identified. • Title Issues: None identified. • Property Condition: No issues identified. The Data Tape reports a BPO value on 1/5/2018 of $48,000. • Other: The RFD provided for the recent delinquency prior to 5/1/2018 was due to extensive plumbing repairs needed. The customer was originally in foreclosure in 2017 until the Modification was executed on XXX Payments have continued to be 30-60 days delinquent since the modification. The Co-Borrower and son, with a POA , have been the primary contact parties on the loan since 2009.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		L4H3GALSVXV	NRMLT 2018-3 – Servicing	NRZ 26.3 - Servicing	2: Acceptable with Warnings		* Evidence of Deceased Borrower(s) (Lvl 2)		6/20/2018	7/6/2016	Death of Borrower	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Payment Arrangement	Performing	Borrower Contact: 2/14/2018 Default: Due for 7/1/2018 payment. Litigation: None Title Issues: None Property Condition: No property damage mention in servicing comments Other: 7/5/2017 comments states death cert was requested no info showing death cert was received .	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
LHDDAT1IMLJ	NRMLT 2018-3 – Servicing	NRZ-21	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Document needed to complete compliance"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)
* ComplianceEase TILA Test Failed (Lvl 2)     "Downgraded as APR compliance review not required."
* Appraisal not dated (Lvl 2)
* Good Faith Estimate missing or unexecuted (Lvl 2)
* Transmittal (1008) is Missing (Lvl 2)
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)
* Missing credit report (Lvl 2)
* Missing Appraisal (Lvl 2)
* Loan program disclosure missing or unexecuted (Lvl 2)
							* Final TIL Missing or Not Executed (Lvl 2) "Document needed to complete compliance"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1) * ComplianceEase RESPA Test Incomplete (Lvl 1)	6/20/2018	2/6/2018	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Modification	Collections	Loan Status: Due for 6/1/2018 Borrower contact: Yes. 6/7/2018. Default: Due for 6/1/2018 payment, promise to pay by EOM. Litigation: No issues Identified Title Issues: No issues Identified Property Condition: Occupied by Borrower Other: Per comments 5/8/2018 Repayment plan completed in April. Customer complained SPOC said she was rude and want to challenge. Per comments 5/9/2018 Customer does not want to SPOC, stated she is disrespectful and borrower is stressed about payment plan and was told she was due for June 1, but is now told due for 5/1. Wants to renegotiate situation.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		UN2PADEDEDE	NRMLT 2018-3 – Servicing	NRZ 28 - Servicing	2: Acceptable with Warnings		* Evidence of Deceased Borrower(s) (Lvl 2) "The Borrower is deceased. The exact date of death is not provided in the comments and occurred prior to the initial comment reviewed. The date of death entered of XXX is the date of the first comment provided for review."		6/20/2018	2/3/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Occupied by Unknown Party	Modification (Temporary)	No	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: The Borrower is deceased. The last noted contact was on 6/14/2018 with the Borrower’s grandson, an authorized third party on the account. At that time, the ATP was provided with the account status, total amounts due, and an electronic payment was scheduled for draft on 6/29/2018. • Default: The comments dated 6/20/2018 report the loan is due for the 6/15/2018 payment. Reinstatement funds in the amount of $17,138, were received and posted on 4/23/2018 for delinquent amounts owed from 11/1/2018 through 5/15/2018. • Litigation: None identified. • Title Issues: No issues identified; however, the Borrower is deceased, and the comments do not provide information to support any probate issues have been cleared. The comments reference contact with two authorized third-party heirs on the account. • Property Condition: A Hazard Loss Claim and claim check in the amount of $3,194 is noted on 4/23/18 for wind damage incurred on 9/10/2017. Comments on 6/7/2018 note the property is resident/owner occupied by an authorized third party/heir. • Other: On 6/7/2018, the comments indicate the Borrower’s daughter and grandson are taking care of the payments and the RFD stated was due to unemployment. The Borrower is deceased. The date of death is not noted in the comments but occurred prior to the initial comment reviewed.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		TAORFJPBYOJ	NRMLT 2018-3 – Servicing	NRZ 28 - Servicing	1: Acceptable				6/12/2018	5/5/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Not Applicable	Collections, < 60 Days	•Borrower Contact: The last known contact with the borrower was on 5/29/2018 when the FC Attorney confirmed for the Borrower that the FC sale has been cancelled. •Default: A statement generated on 6/12/2018 indicates the loan is past due in the amount of $1,378. The last payment was received on 6/11/2018 in the amount of 2 monthly payments. The loan was scheduled for foreclosure sale on XXX but reinstated on XXX •Litigation: None known. •Title Issues: None known. •Property Condition: As of 4/9/2018 Exterior Property Inspection completed: Occupied, Exterior conditions good, no violations, no maintenance recommended. •Other: As of 5/3/2018 Request from FCL Attorney to Hold/Stop Sale has been completed. File is stopped. As of 4/30/2018 borrower has fully reinstated loan. Funds received $8039.11. As of 4/26/2018 RFD: Unexpected Medical Expenses. The Data Tape indicates the loan was modified on XXX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		W54TE2IYMZE	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				6/20/2018	7/1/2016	Disaster or Destruction of Property	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Modification	Performing	Borrower Contact: Last Borrower contact 2/5/2018 verification first mod payment received. Default: Current loan due for 7/1/2018 payment. Litigation: No issues identified. Title Issues: No issues identified. Property Condition: Property occupied. XXX Hurricane XXX disaster area. Comment 4/25/2018 loss draft endorsed and released. Multiple inspections ordered and results received but results not posted. Other: Loan modified XXX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		VS0431FKR24	NRMLT 2018-3 – Servicing	NRZ 28.2 - Servicing	1: Acceptable				6/19/2018	5/4/2016	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: Last known contact was 05/10/2018. • Default: Per the tape, the client is due for 05/01/2018. XXX Streamline Mod was executed 04/01/2018 • Litigation: None Known • Title Issues: None Known • Property Condition: Occupied Exterior property condition:Average Maintenance recommended?:No Violations identified during inspections:No For sale sign :No • Other: RFD: Loss of income due to Unemployment	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		UA35VVH0KYR	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				6/21/2018	6/1/2005	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Not Applicable	Performing	•Borrower Contact: Outbound call made to borrower on 04/11/2018 in regards to status of modification documents. Borrower advised servicer should have signed final modification documents by end of week. •Default: Per the tape, the client is current and due for 06/01/2018 •Litigation: None known. •Title Issues: None known. •Property Condition: No indication of any damage or issues with the property. •Other: RFD:Curtailment of Income. Final modification documents sent out to borrower for signing. Loan is in trial payment status until modification is completed and signed by both parties.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		KTRGYIGOON3	NRMLT 2018-3 – Servicing	NRZ 22 - Servicing	1: Acceptable				6/27/2018	9/1/2015	Excessive Obligations	Good	Good	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Payment Arrangement	Collections, < 60 Days	Borrower Contact: 9/6/17 Default: Loss Mitigation/ Forbearance Plan Litigation: No Title Issues: No Property Condition: Average Other: Servicer comments do not indicate that a prior HAMP or workout was initiated. Data tape BPO valuation was $95,000 as of 3/7/2018. Per Comments dated 9/14/17- Funds accepted. Against Plan Per Comments dated 9/10/17- Account Reported To Credit Bureau (as of 08/31/17)LPI: 06/01/17 UPB: 51,475 Mthly Pmt: 488 Amt Past Due: 1,556 First occurrence: 05/01/15 Status: 78 [ Dlq 2 Pmts ] Original Charge Off Amt: 0 Payment History[24 Mons]: 222222222221121111111111 Per Comments dated 9/6/17- Customer contact made. Customer will make payment on 9/13. Per Comments dated 9/1/17- Underwriter approved resolution- Approval for True FB Plan Per Comments dated 8/31/17- Customer contact made. Auto Expenses [appears to be reason for delinquency]. Financials are entered, and customer is tentatively approved for a True FB Plan- Regular Repayment Plan. Agent advises customer to call back by 9/5 to confirm final approval. Per Comments dated 8/30/17- Property inspection: home is occupied and in average condition	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		IFMDO5DGDOQ	NRMLT 2018-3 – Servicing	NRZ 29 - Servicing	1: Acceptable				5/25/2018	5/3/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Modification	Performing	•Borrower Contact: The last known contact was with the A3P XXX on 5/22/2018. •Default: XXX Helping Homeowners Final modification •Litigation: None known. •Title Issues: None known. •Property Condition: As of 11/11/2017 Exterior Property Inspection was completed: Occupied, property condition good, no violations, no maintenance recommended, no sale sign. •Other: As of 5/25/2018 Fully executed modification agreement sent to the borrowers mailing address. As of 4/9/2018 XXX Streamline - Final modification approved. As of 5/10/2018 Ocwen Streamline - Processing Completed XXX: 1st Updated Servicing Review: • Borrower Contact: The last contact with borrower was 5/22/18. Servicer attempted to contact borrower via: manual calls, dialer, door knocker and written communication. • Default: Per the servicing comments as of 06/27/18 the loan was due for 06/01/18 payment, the reason for default is unknown. • Litigation: Per the servicing comments as of 06/27/18 the loan wasn't in any type of litigation. • Title Issues: Per the servicing comments there are no know title issues as of 06/27/18. • Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		HDB2DNZCD3W	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				6/21/2018	4/13/2016	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Not Applicable	Performing	•Borrower Contact: The last known contact with the borrower was documented as 4/12/2018, borrower called to check status of requested reinstatement quote. •Default: As of 06/21/2018, the customer is not current. The customer loan was reinstated as of 04/27/2018 •Litigation: None known. •Title Issues: None known. •Property Condition: Condition not documented. •Other: RFD: Decrease in income/Death in family.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		E3OTY5YRZ40	NRMLT 2018-3 – Servicing	NRZ 26.3 - Servicing	1: Acceptable				6/20/2018	6/20/2016	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Talked to borrower noted on 5/1/18, confirmed XXX still servicing loan and auto pay set for 5th. Confirmed also terms of the loan stay the same even if servicing is transferred. • Default: Collection • Litigation: None Known • Title Issues: None Known • Property Condition: Property is owner occupied, condition of property is unknown. • Other: Reason for default is illness of principal mortgagor noted on 11/24/17, hardship says long term disability.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		GUITDOSQEWN	NRMLT 2018-3 – Servicing	NRZ 28 - Servicing	1: Acceptable				6/20/2018	5/5/2016	Unavailable	Fair	Fair	Meets Expectations	Tenant	Modification (Permanent)	No	Not Applicable	Performing	•Borrower Contact: The last noted verbal contact with the borrower was an outbound supervisor call on 5/18/2018, to discuss a payment application dispute and inform the borrower the issue was still in review. Comments on 6/20/2018 note receipt of written customer correspondence; however, no further details are provided. •Default: The loan is current. The 6/1/2018 payment was posted on 6/19/2018. The loan was previously in default but fully reinstated on 4/30/2018. On 5/3/2018 the FCL sale was canceled after reinstatement funds were received in the amount of $19,054.13. •Litigation: None known. •Title Issues: None known. •Property Condition: No issues identified in the comments. The Data Tape indicates the property is an investment property although the current occupancy is reported as unknown. The Data Tape reports a BPO value on 4/28/2018 of $307,000. •Other: The Borrower has multiple loans with the Servicer and the comments document an ongoing payment application dispute; a misapplication of funds and subsequent correction made to the account. XXX filed for protection under Bankruptcy Chapter 7 on XXX which was converted into Chapter 11 (Case number: 09-XXX on XXX and was discharged on XXX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Tenant	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		VOJWXBCUO3R	NRMLT 2018-3 – Servicing	NRZ 23 - Servicing	1: Acceptable				6/19/2018	10/23/2014	Divorce / Marital Problems	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Not Applicable	Collections	· Borrower Contact: Last known contact 06/12/2018. The co-borrower call to advise when the payment was going to be made. · Default: The loan is currently 30days pastdue and due for 05/01/2018 · Litigation: None Known · Title Issues: None Known · Property Condition: No known issues or damages reported. · Other: RFD: Marital problems/Separated/divorce	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		RTJFDNA2UYW	NRMLT 2018-3 – Servicing	NRZ 26.3 - Servicing	1: Acceptable				6/20/2018	6/20/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Modification	Collections, < 60 Days	• Borrower Contact: Talked to third party noted on 5/10/18 called to advised the modification documents are pending. • Default: Collection • Litigation: None Known • Title Issues: None Known • Property Condition: Property is occupied, condition of property is unknown. • Other: Reason for default is curtailment of income noted on 3/26/18, wife was out of work. Customer paid to have account reinstated. Due for may and june payments 2018.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		KYN42QYNHY1	NRMLT 2018-3 – Servicing	NRZ 29.2 - Servicing	1: Acceptable				5/18/2018	5/5/2015	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Not Applicable	Performing	· Borrower Contact: Last known contact per the notes selected was 05/18/2018 · Default: Per the tape, the customer is currently due for 07/01/2018. The customer file was modified 06/01/2018. · Litigation: None Known · Title Issues: None Known · Property Condition: Owner occupied with no issues or damages reported. · Other: RFD: Curtailment of income due to Illness.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		OFOWVWAKHCP	NRMLT 2018-3 – Servicing	NRZ 29 - Servicing	1: Acceptable				4/13/2018	4/2/2016	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Not Applicable	Performing	• Borrower Contact: Per comments noted on 12/29/16 borrower called in regarding status of mod informed need bankruptcy authorization rep. Conferenced call da to obtain authorization, advised mod docs needing countersignature sent to da office. Awaiting everything to be update so mod can be booked. • Default: Bankruptcy chapter 13. • Litigation: None known • Title Issues: None Known • Property Condition: property is occupied, condition of property unknown, • Other: Reason for default is unknown. Account Updates: No updated provided via servicing comments, however, the servicing tape advise the loan has been current since 06/01/18. Updated Servicing Review 06/29/18 • Borrower Contact: The last contact with borrower was 5/22/18. Servicer attempted to contact borrower via: manual calls and written communication. • Default: Per the servicing comments as of 06/27/18 the loan was due for 06/01/18 payment, the reason for default is unknown. • Litigation: Per the servicing comments as of 06/27/18 the loan wasn't in any type of litigation. • Title Issues: Per the servicing comments there are no know title issues as of 06/27/18. • Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition. • Other: Per the servicing comments there wasn't much borrower communications. Per the servicing tape the borrower is current. The loan is current.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		OKI2Z5I1Q50	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				6/20/2018	6/20/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Not Applicable	Performing	•Borrower Contact: 6/6/2018 Borrower called to make payment for 7/1/2018. •Default: Due for 8/1/2018. •Litigation: None known. •Title Issues: None known. •Property Condition: Previously noted damage has been repaired. •Other: Loan modified XXX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		RIVWFGZ115A	NRMLT 2018-3 – Servicing	NRZ 23 - Servicing	1: Acceptable				4/23/2018	10/9/2014	Unemployment / Decreased Income	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Not Applicable	Performing	· Borrower Contact: Last known contact 10/12/2017 · Default: Per the tape, the customer is currently due for 06/01/2018. Loan was previously in foreclosure. · Litigation: None Known · Title Issues: None Known · Property Condition: No property damage mention in servicing comments · Other- RFD: Curtailment of Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		FEAAUJULAD0	NRMLT 2018-3 – Servicing	NRZ 26.3 - Servicing	1: Acceptable				6/20/2018	6/20/2016	Divorce / Marital Problems	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Not Applicable	Performing	•Borrower Contact: Spoke with third party called in to go over reinstatement noted 4/11/18 Went over reinstatement with third party making wire payment tomorrow. •Default: Account is current •Litigation: None known. •Title Issues: None known. •Property Condition: property is owner occupied, condition is unknown •Other: Reason for default is marital issues noted on 4/5/18. Account had started foreclosure proceedings but has been reinstated and now current.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		QQGCA2PZH51	NRMLT 2018-3 – Servicing	NRZ 29 - Servicing	1: Acceptable				5/28/2018	5/2/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Payment Arrangement	Performing	• Borrower Contact: Per comments noted 5/14/18 authorized third-party called in provided current outstanding balance of $2797.55 • Default: Collections • Litigation: None known • Title Issues: None Known • Property Condition: property is occupied, condition of property unknown, • Other: Reason for default is excessive obligations noted on 1/23/18, can not afford payments for this month only. Updated Service Review: • Borrower Contact: The last contact with borrower was 5/14/18. Servicer attempted to contact borrower via: manual calls and written communication. • Default: Per the servicing comments as of 06/27/18 the loan was due for 06/01/18 payment, the reason for default is unknown. • Litigation: Per the servicing comments as of 06/27/18 the loan wasn't in any type of litigation. • Title Issues: Per the servicing comments there are no know title issues as of 06/27/18. • Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		K42WGPJWV2T	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				6/21/2018	12/15/2016	Excessive Obligations	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Not Applicable	Performing	• Borrower Contact: Last known contact 06/20/2018. The client advise they sent their payment on the 19th of June. • Default: The client is currently due for 06/01/2018 • Litigation:None Known • Title Issues: None Known • Property Condition: No known issues or damages reported. • Other: RFD: Excessive Obligation. Loan was reinstated as of 04/17/2018	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		D4TNPLPW3U4	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				6/21/2018	5/5/2016	Illness of Borrower/Family	Good	Good	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Not Applicable	Collections, < 60 Days	•Borrower Contact: Outbound call made on 04/11/2018 to borrower to discuss Loan Res-Deferral Agreement program. •Default: Collections, currently due for 05/01/2018 per the tape. •Litigation: None known. •Title Issues: None known. •Property Condition: No indication of any damages or issues with the property. •Other: RFD: Medical Expenses	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		1XRV5VRW1S0	NRMLT 2018-3 – Servicing	NRZ 23 - Servicing	1: Acceptable				6/19/2018	7/29/2015	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Modification	Collections	· Borrower Contact: Last known contact 04/17/2018. The customer was calling with concerns about the funds, in unapplied funds, not being applied to the account. · Default: Per the tape, the customer is due for 04/01/2018. There has been no modifications performed on this loan · Litigation: None Known · Title Issues: None Known · Property Condition: No known issues or damages reported. · Other: RFD: Curtailment of Income (XXX)	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		VJ0FXJGPOCN	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				6/21/2018	4/2/2016	Unavailable	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Not Applicable	Performing	•Borrower Contact: The last contact with borrower was 3/27/18. Servicer attempted to contact borrower via: phone, dialer and mail. •Default: Per the servicing tape as, the client is due for 06/01/2018. Modification was executed 04/30/2018 •Litigation: None Known •Title Issues: None Known •Property Condition: No indications of any property damage or issues reported. •Other:RFD: Unknown	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		GLOOZCNZS03	NRMLT 2018-3 – Servicing	NRZ 29 - Servicing	1: Acceptable				5/29/2018	5/2/2016	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Modification	Performing	•Borrower Contact: The last known contact with the borrower was on 5/21/2018. •Default: Modification complete. Loan is performing. •Litigation: None known. •Title Issues: None known. •Property Condition: As of 12/2/2017 Exterior Property Inspection was completed: Occupied, property condition good, no violations, no maintenance recommended, no sale sign. •Other: As of 4/19/2018 XXX Streamline - Final modification approved. XXX Updated Service Review: • Borrower Contact: The last contact with borrower was 5/21/18. Servicer attempted to contact borrower via: manual calls, door knocker and written communication. • Default: Per the servicing comments as of 06/27/18 the loan was due for 05/01/18 payment, the reason for default is illness of borrower/family. • Litigation: Per the servicing comments as of 06/27/18 the loan wasn't in any type of litigation. • Title Issues: Per the servicing comments there are no know title issues as of 06/27/18. • Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		LNT5QFDI2RC	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				6/21/2018	4/12/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Not Applicable	Performing	•Borrower Contact: The last attempted was 04/18/2018. Last time contact was made with the borrower was 03/31/2018 when the client called to make a PTP. •Default: Per the tape, the client is due for 05/01/2018 •Litigation: None Known •Title Issues: None Known •Property Condition: No known issues or damages reported •Other: RFD: Unemployed	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		K4X5H0NG4ND	NRMLT 2018-3 – Servicing	NRZ 28.2 - Servicing	1: Acceptable				6/6/2018	5/6/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Not Applicable	Performing	• Borrower Contact: Last known contact 04/02/2018. The client was calling with question about the final mod agreement and maturity date. • Default: HAMP Modification-Fully executed XXX The client is currently due for 05/01/2018 per the tape. • Litigation: No litigation mention in servicing comments • Title Issues: 4/30/2018- Per notes we have a Good Title • Property Condition:Occupied Form Name: Exterior Property Inspection Exterior property condition:Good Maintenance recommended?:No For sale sign :No • Other: RFD: Curtailment of income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		Q3USSSSUMIM	NRMLT 2018-3 – Servicing	NRZ 22 - Servicing	1: Acceptable				6/16/2018	10/17/2014	Unavailable	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Payment Arrangement	Collections	Borrower Contact: 8/18/17 Default: Collections >120 Litigation: NA Title Issues: NA Property Condition: NA 6/6/2018 service note reflects due for 6/1/2018, file does not reflect a modification. Other: From 3/3/2017 – 5/10/2017The borrowers received inspections on a claim. The notes does not say if the claim have anything to do with the property being damaged.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		LU00FNRK2UF	NRMLT 2018-3 – Servicing	NRZ 29.2 - Servicing	1: Acceptable				5/18/2018	5/11/2015	Excessive Obligations	Average	Average	Meets Expectations	Vacant	None	Not Applicable	Modification	Performing	• Borrower Contact: The last contact with borrower was 5/08/18. • Default: Per the servicing comments as of 05/18/18 the loan is due for 6/1/2018 payment, the reason for default is excessive obligations, it is stated that borrower moved. • Litigation: Per the servicing comments as of 5/18/18 the loan wasn't in any type of litigation. • Title Issues: Per the servicing comments there are no know title issues as of 05/18/18. • Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Vacant	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		ONUYVTT02JS	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				6/20/2018	2/9/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Payment Arrangement	Collections, < 60 Days	Borrower Contact: 6/12/2018 Borrower called regarding deferral offer rejecting it. Default: Collection Litigation: None Known. Title Issues: None Known. Property Condition: The property is occupied, condition is unknown. Other: Loan modified XXX. Other: All outbound and inbound calls are noted as bankruptcy calls, including 6/11/2018. .	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		XUBCLKWSYJG	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				6/21/2018	4/12/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Temporary)	Yes	Not Applicable	Performing	• Borrower Contact: Last known contact 04/06/2018 when the client called to set up a PTP. • Default: Per the tape, the client is currently due for 05/01/2018. Loan was modified as of 04/20/2018. • Litigation: None • Title Issues: None • Property Condition: Previous damage reported to the roof 04/23/2016. There has been not additional issues or damages reported to the property. • Other: Curtailment of Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		FVBTYBOUAZG	NRMLT 2018-3 – Servicing	NRZ 29 - Servicing	1: Acceptable				5/29/2018	5/6/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Modification	Performing	•Borrower Contact: The last known contact with the borrower was on 5/21/2018. •Default: Active Non HAMP Modification •Litigation: None known. •Title Issues: None known. •Property Condition: As of 1/16/2018 Exterior Property Inspection was completed: Occupied, property condition good, no violations, no maintenance recommended, no sale sign. •Other: As of 5/29/2018 Non HAMP Modification plan received. Approved 5/4/2018. Updated Servicing Review: • Borrower Contact: The last contact with borrower was 5/21/18. Servicer attempted to contact borrower via: manual calls, door knocker and written communication. • Default: Per the servicing comments as of 06/27/18 the loan was due for 06/01/18 payment, the reason for default is reduction of income. • Litigation: Per the servicing comments as of 06/27/18 the loan wasn't in any type of litigation. • Title Issues: Per the servicing comments there are no know title issues as of 06/27/18. • Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition. Loan Modification completed on 05/25/18 loan is current	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		XKOKIKSAVRN	NRMLT 2018-3 – Servicing	NRZ 22.1 - Servicing	1: Acceptable				7/5/2018	3/30/2014	Illness of Borrower/Family	Fair	Poor	Meets Expectations	Occupied by Unknown Party	None	Not Applicable	Not Applicable	Collections	• Borrower Contact: Multiple recent attempts to contact borrower reflect LM on answering machine. Last contact 1/4/18 to make PTP of $2,000 (received) and stated that she has been ill over the years and taking care of ill family. Servicer completed expense / income and calculated DTI of 38.188%. • Default: As of 7/5/18 borrower is next due for 6/1/18. • Litigation: None known. • Title Issues: None known. • Property Condition: Per servicing notes, 7/11/17 an insurance claim was closed, notes 6/30/17 refer to damage but details not in notes. Inspection per servicing notes 7/19/16, occupied, no damage noted. • Other: Per servicing notes 7/11/17, check for $632.51 sent to borrower from Assurant, claim closed, RCV $2,632.51, no further details.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Occupied by Unknown Party	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		MR4X2UJVQSR	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				5/31/2018	4/12/2016	Excessive Obligations	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	Modification	Performing	• Borrower Contact: The last noted contact with the Borrower was on 3/23/2018 and at that time, the -Borrower stated the SSIN/TIN number on the account is incorrect for the Co-Borrower, the terms of a new modification were reviewed, and the Borrower made an electronic payment. • Default: As of comments on 5/31/2018, the loan is current. Comments on 5/21/2018 note and electronic payment confirmation. Comments on 4/10/2018 and 4/5/2018 note a new Modification closed with a 1st payment date on XXX $0 deferment and a new UPB of $59,134. • Litigation: None identified. • Title Issues: None identified. • Property Condition: No issues identified. Property is owner occupied, condition unknown. The Data Tape reports a BPO value on 4/14/2018 of $90,000. • Other: Comments on 5/31/2018 note SSIN/TIN records for Mortgagor #2 do not match IRS records. Multiple comments prior to 5/31/2018 note the Borrower stating documentation has been provided with the correct SSIN/TIN information. The comments do not provide an explanation for the discrepancy or the reason the issue hasn’t been corrected.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		O3YHZDRDU10	NRMLT 2018-3 – Servicing	NRZ 26.3 - Servicing	1: Acceptable				6/20/2018	6/20/2016	Illness of Borrower/Family	Fair	Poor	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Modification	Collections	Borrower Contact: 4/5/2018, borrower emailed XXX, update on status of loan. Default: Due for 6/1/2018 payment. Litigation: No Title Issues: No Property Condition: A Property inspection report was received on 4/19/218, there were no specifics identified. Other: XXX Foreclosure closed and billed. Per Comments dated 2/22/2018 Illness of borrowers wife. Per Comments dated 4/23/2018 loan reinstated.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		EV42EVK0CTS	NRMLT 2018-3 – Servicing	NRZ 29 - Servicing	1: Acceptable				5/29/2018	5/4/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Modification	Performing	• Borrower Contact: Per comments noted on 5/22/18 borrower called regarding her final mod. She said she will send it in today, advised she needs to send overnight vs mailing it in as under a time frame. Borrower stated she will try to overnight their package. • Default: Collections • Litigation: None known • Title Issues: None Known • Property Condition: property is occupied, condition of property unknown, • Other: Reason for default is unemployment noted on 11/17/17. Borrower applied for and was approved for a mod, completed trial payment plan and not waiting for final mod to take effect. Updated Servicing Review: • Borrower Contact: The last contact with borrower was 5/22/18. Servicer attempted to contact borrower via: manual calls and written communication. • Default: Per the servicing comments as of 06/27/18 the loan was due for 06/01/18 payment, the reason for default is reduction of income. • Litigation: Per the servicing comments as of 06/27/18 the loan wasn't in any type of litigation. • Title Issues: Per the servicing comments there are no know title issues as of 06/27/18. • Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		CHZMKRN2HHG	NRMLT 2018-3 – Servicing	NRZ 27 - Servicing	1: Acceptable				6/21/2018	4/1/2015	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Not Applicable	Performing	•Borrower Contact: Borrower was advised of mod terms and trial payments on 03/17/2018. •Default: N/A, the customer loans has been modified. Next due is 06/01/2018 •Litigation: None known. •Title Issues: None known. •Property Condition: No indication of any damage and or issue to property noted. •Other: RFD: Curtailment of Income. New modification effective date XXX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		HYT3HYFLY3G	NRMLT 2018-3 – Servicing	NRZ 29 - Servicing	1: Acceptable				5/21/2018	5/2/2016	Chronic Delinquent / Credit Abuser	Poor	Poor	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Modification	Performing	• Borrower Contact: Last Borrower contact 5/1/2018. Service notes reflect Borrower contact and payment made. • Default: Collections > 120 • Litigation: No issues identified. • Title Issues: No issues identified. • Property Condition: Occupied. Servicing notes reflect property inspection 2/23/2017 and property in good condition. Data notes reflect a HDI value of $153,806 on 3/8/2018. NPV reflected in notes IAO 109,655 as of 12/22/2017. • Other: None. Data information reflects due for 12/1/2017 and prior modification on 9/1/2012. 5/1/2018 service notes reflect Borrower first payment made for modification completed and sent to Borrower 5/17/2018. 9/25/2017 note reflects prior BK dismissed for lack of payments on XXX Updated Service Review • Borrower Contact: The last contact with borrower was 5/01/18. Servicer attempted to contact borrower via: manual calls and written communication. • Default: Per the servicing comments as of 06/27/18 the loan was due for 06/01/18 payment, the reason for default isn't clear. • Litigation: Per the servicing comments as of 06/27/18 the loan wasn't in any type of litigation. • Title Issues: Per the servicing comments there are no know title issues as of 06/27/18. • Property Condition: Per servicing comments there were periodic property inspections ordered and completed, however, there are no comments indicating the property condition. Servicing comments reflect a HDI value of XXX on XXX NPV reflected in notes IAO XXX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		4V5QY3P1G4X	NRMLT 2018-3 – Servicing	NRZ 29.2 - Servicing	1: Acceptable				5/18/2018	5/1/2016	Unemployment / Decreased Income	Average	Average	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Not Applicable	Performing	•Borrower Contact: The last contact with borrower was 12/18/17. Borrower stated wants to keep property aware of foreclosure intentions, sent out RMA package. Provided reason for default unemployed and husband on disability. •Default: Loan is currently due 07/01/2018 per the tape •Litigation: None Known. •Title Issues:None Known •Property Condition: Property is occupied, with no issue or damages reported. •Other:RFD: Unemployment and husband on disability noted on 12/18/17. Borrower applied for and was approved for a modification. Borrower has completed trial payments and final modification documents sent in and now finalized. Mod date 6/1/18.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		TSMWJPFFVIA	NRMLT 2018-3 – Servicing	NRZ 22 - Servicing	1: Acceptable				4/30/2018	10/15/2014	Chronic Delinquent / Credit Abuser	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Not Applicable	Performing	Borrower Contact: The last documented borrower contact was on 4/30/2018, borrower discussed payment status. Default: Foreclosure. Litigation: No issues identified. Title Issues: No issues identified. Property Condition: Occupied. Other: Service notes reflect referred to foreclosure 7/11/2017, no progression of foreclosure in servicing or data tape information. Data tape BPO was $139,000 as of 11/16/2017.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		YPYSD5MHP0A	NRMLT 2018-3 – Servicing	NRZ 28 - Servicing	1: Acceptable				4/16/2018	4/4/2016	Illness of Borrower/Family	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Payment Arrangement	Collections, < 60 Days	• Borrower Contact: The last noted contact with the Borrower was on 3/31/2018; at that time, the Borrower inquired about the account status and wiring funds to reinstate the account. • Default: The comments dated 4/16/2018 report a next due payment date of 6/1/2018. The Foreclosure action was closed on XXX after reinstatement funds in the amount of $8,657.60 were received and applied to the account on 4/2/2018. The associated foreclosure referral was made on 1/3/2018. • Litigation: None identified. • Title Issues: None identified. • Property Condition: No issues identified. Comments on 2/15/18 note the property is owner occupied. The most recent property inspection results are noted received on 3/16/18; however, details of the inspection are not provided in the comments. • Other: The RFD stated for the recent delinquency is due to medical expenses associated with the illness of the Borrower’s daughter. The loan was last reported delinquent to the MI company on 3/20/2018. Comments on 4/18/2016 note receipt of a recorded Modification Agreement and the current interest rate reported is 3.5% with PI payment of $449.51 and a UPB of $110,997. The Data Tape indicates there is a 2nd lien on the property; however, the comments do not provide any information about a subordinate lien.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
		B10TTNUKLNW	NRMLT 2018-3 – Servicing	NRZ 24 - Servicing	1: Acceptable				6/18/2018	6/1/2016	Unemployment / Decreased Income	Fair	Fair	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	No	Not Applicable	Collections	· Borrower Contact: Last known contact 04/02/2018. · Default: Per the tape, the client is due for 05/01/2018. Per the 06/18/2018 notes, Notice of Intent has been sent out. · Litigation: None Known · Title Issues: None Known · Property Condition: Occupied Form Name: Exterior Property Inspection Verification Type :Visual Exterior property condition:Good Maintenance recommended?:No Violations identified during inspections:No For sale sign :No Inspection Date :04/02/2018 · Other: RFD: Curtailment of Income due to Unemployment. The clients loan was modified XXX	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Owner (or Former): Primary Home	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable